CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
NONCURRENT ASSETS
Property and equipment, net	¥ 87,316		¥ 130,542
Investment property, net	4,994		6,791
Land use rights, net	4,364		5,920
Goodwill	0		0
Deferred tax assets	209		4,765
Long-term prepaid expense	0		1,494
Total noncurrent assets	96,883		149,512
CURRENT ASSETS
Inventories, net	191,667		212,742
Trade receivables, net	532,361		553,542
Other receivables and prepayments	2,152		8,854
Income tax refundable	27		6,521
Cash and bank balances	2,328		110
Total current assets	728,535		781,769
CURRENT LIABILITIES
Trade payables	61,084		84,257
Accrued liabilities and other payables	29,719		37,640
Amounts owed to related parties	36,017		35,626
Income tax payable	3,862		1,309
Total current liabilities	130,682		158,832
NET CURRENT ASSETS	597,853		622,937
NET ASSETS	694,736		772,449
EQUITY
Share capital	206	[1]	151	[2]
Reserves	694,530		772,298
Total stockholders' equity	¥ 694,736		¥ 772,449

[1]	Equivalent to US$31,000
[2]	Equivalent to US$22,000